Capital and financial risk management - Changes in assets and liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	€ 69,130	€ 69,602
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	4,071	2,548
Repayment of borrowings	(13,538)	(8,248)
Net movement in short-term borrowings	3,172	3,002
Net movement in derivatives	261	(293)
Interest paid	(1,951)	(1,804)
Purchase of treasury shares		(2,087)
Other	(12)
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	(1,867)
Non-cash movements
Fair value movements	(1,688)	(2,631)
Foreign exchange	(414)	441
Interest costs	2,004	1,960
Lease additions	7,652	3,410
Acquisition and disposal of subsidiaries	(5,243)
Other	699	3,230
Balance at the end	62,276	69,130
Total borrowings
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	70,092	67,760
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	4,071	2,548
Repayment of borrowings	(13,538)	(8,248)
Net movement in short-term borrowings	3,172	3,002
Interest paid	(2,444)	(2,246)
Other	0
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	0
Non-cash movements
Fair value movements	0
Foreign exchange	(44)	1,386
Interest costs	2,657	2,356
Lease additions	7,652	3,410
Acquisition and disposal of subsidiaries	(5,243)
Other	15	124
Balance at the end	66,390	70,092
Derivative assets and liabilities
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	(2,954)	859
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Net movement in derivatives	261	(293)
Interest paid	590	469
Other	0
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	0
Non-cash movements
Fair value movements	(1,688)	(2,631)
Foreign exchange	(350)	(930)
Interest costs	(561)	(428)
Lease additions	0	0
Other		0
Balance at the end	(4,702)	(2,954)
Financial liabilities under put options
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	494	492
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Interest paid	(18)	(17)
Other	(12)
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	0
Non-cash movements
Fair value movements	0
Interest costs	21	19
Lease additions	0	0
Other		0
Balance at the end	485	494
Other liabilities
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	1,498	491
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Interest paid	(79)	(10)
Purchase of treasury shares		(2,087)
Other	0
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	(1,867)
Non-cash movements
Fair value movements	0
Foreign exchange	(20)	(15)
Interest costs	(113)	13
Lease additions	0	0
Other	684	3,106
Balance at the end	€ 103	€ 1,498